PARENT COMPANY FINANCIAL INFORMATION - Statements of Operations and Comprehensive Income/Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Income tax benefit	$ 196,373	$ (106,761)	$ (146,146)
NET INCOME	1,645,158	1,077,399	932,902
Other comprehensive income, net of tax:
Other	14,842	5,314	3,289
COMPREHENSIVE INCOME	1,829,299	1,425,267	1,203,357
Parent Company
Condensed Income Statements, Captions [Line Items]
Interest income	375,619	407,637	288,045
Income/(expense) from equity method investments	196	10	37
Other income	366,992	330,939	111,283
Total income	2,622,807	1,898,586	2,578,328
Interest expense	728,279	651,095	484,058
Other expense	784,844	666,822	318,472
Total expense	1,513,123	1,317,917	802,530
Income before income taxes and equity in net income/(loss) less dividends from subsidiaries	1,109,684	580,669	1,775,798
Income tax benefit	(141,483)	(158,606)	(168,423)
Income/(loss) before equity in net income/(loss) less dividends from subsidiaries	1,251,167	739,275	1,944,221
Equity in net income/(loss) less dividends from bank subsidiaries	10,957	541,960	(27,186)
Equity in net income/(loss) less dividends from non-bank subsidiaries	383,034	(203,836)	(984,133)
NET INCOME	1,645,158	1,077,399	932,902
Other comprehensive income, net of tax:
Net unrealized gains/(losses) on cash flow hedge derivative financial instruments	108,660	182,349	261,145
Net unrealized gains/(losses) recognized on investment securities	60,639	160,205	6,021
Other	14,842	5,314	3,289
TOTAL OTHER COMPREHENSIVE INCOME, NET OF TAX	184,141	347,868	270,455
COMPREHENSIVE INCOME	1,829,299	1,425,267	1,203,357
Parent Company | Subsidiary Banks
Condensed Income Statements, Captions [Line Items]
Dividends	1,380,000	160,000	420,000
Parent Company | Non-Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends	$ 500,000	$ 1,000,000	$ 1,758,963